UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.3%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (83.5%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$500,645

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,142,210

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5s, 7/1/21	A3	700,000	753,382

AZ Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	AA-	1,750,000	1,893,535
(Catholic Hlth. Care West), Ser. D, 5s, 7/1/28	A2	500,000	533,400

AZ Hlth. Fac. Auth. VRDN
(Catholic West Loan Program), Ser. F, 0.14s, 7/1/35	VMIG1	400,000	400,000
(Catholic West), Ser. B, 0.13s, 7/1/35	VMIG1	500,000	500,000

AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5 1/8s, 1/1/30	A-	750,000	804,593

AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,164,260

AZ State COP, Ser. A, AGM, 5s, 10/1/29	Aa3	500,000	548,105

AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s, 7/1/31	AAA	500,000	563,005

AZ State U. Nanotechnology, LLC Lease Rev. Bonds (Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	Aa3	500,000	543,880

AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, NATL, 5s, 7/1/31	A1	500,000	506,605

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25(FWC)	Aaa	500,000	623,920

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	BB-/P	150,000	155,013

Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s, 7/1/14	Aa1	2,150,000	2,519,069

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	410,000	451,836

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A-	1,250,000	1,310,825
(John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB	500,000	488,450
(John C. Lincoln Hlth. Network), Ser. B, 5s, 12/1/37	BBB	500,000	490,030

Glendale, Pub. Fac. Corp. Rev. Bonds (Western Loop 101), Ser. A, 7s, 7/1/28	AA	500,000	545,820

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/21	AA	500,000	612,675

Goodyear, Wtr. & Swr. Rev. Bonds (Lien Oblig.), AGM, 5 1/2s, 7/1/41	Aa3	500,000	546,855

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	230,000	234,411

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	1,250,000	1,406,400

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/F	2,250,000	2,658,825

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,050,000	1,235,378
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	A1	650,000	707,096

Maricopa Cnty., Unified School Dist. G.O. Bonds (No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	Aa3	1,000,000	1,110,100

McAllister, Academic Village Rev. Bonds (AZ State U. Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,114,630

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35	Aa2	500,000	556,670

Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,122,340

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	800,000	918,504

Northern AZ U. Rev. Bonds, 5s, 6/1/36	A1	450,000	483,728

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC Coll., 5.8s, 12/1/39	Aaa	130,000	135,967

Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AAA	870,000	881,806

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	500,000	527,460

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	1,064,340
zero %, 7/1/32	AA	1,000,000	1,100,490

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds, 5 1/2s, 7/1/24	AAA	500,000	596,225

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AAA	500,000	549,745

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Career Success Schools), 7 1/8s, 1/1/45	BB+	200,000	201,818
(Great Hearts Academies Project), 6s, 7/1/32	BBB/F	250,000	252,640

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA-	490,000	567,866

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	950,000	993,824
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	179,466
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	AA	500,000	533,095
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	480,000
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	115,428

Pima Cnty., Swr. Rev. Bonds, Ser. B, 5s, 7/1/26	A+	500,000	577,255

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	350,000	374,462

Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No. 4), 6s, 12/1/38	A-	500,000	524,475

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO, 6s, 7/15/19	Aa3	1,000,000	1,209,860

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A3	750,000	753,188

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A3	1,250,000	1,267,850

Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	989,088

South Campus Group, LLC Student Hsg. Rev. Bonds (AZ State U. South Campus), NATL, 5 5/8s, 9/1/28	Baa2	1,250,000	1,267,325

Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	107,000	106,902

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	559,770
6 1/4s, 7/1/29	Baa1	500,000	562,660
5s, 7/1/35	Baa1	250,000	250,590

U. of AZ Board Regents Syst. Rev. Bonds, Ser. A, 5s, 6/1/35	Aa2	500,000	545,565

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	A1	1,100,000	1,151,018

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,012,540

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	500,685

			49,979,598
Guam (1.8%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	250,000	276,548

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6s, 11/1/26	BBB+	250,000	287,588

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	250,000	265,015

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	151,226

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	100,000	101,704

			1,082,081
Puerto Rico (9.6%)

Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 1/2s, 5/15/39	Baa3	100,000	98,329

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	Baa1	675,000	748,636
5 1/4s, 7/1/22	Baa1	500,000	529,030

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	750,000	808,260

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,170

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	Baa1	1,500,000	1,726,689

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/31	A1	2,250,000	841,950

			5,753,064
Virgin Islands (1.4%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	163,895
Ser. A-1, 5s, 10/1/39	Baa2	175,000	177,860
Ser. A, 5s, 10/1/25	Baa2	200,000	216,046

VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	A3	345,000	296,797

			854,598
TOTAL INVESTMENTS

Total investments (cost $52,523,459)(b)			$57,669,341

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $59,896,932.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $52,523,459, resulting in gross unrealized appreciation and depreciation of $5,208,240 and $62,358, respectively, or net unrealized appreciation of $5,145,882.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	25.1%
	Health care	16.8
	Local Government	14.3
	Education	12.2
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	15.2%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$57,669,341	$—

Totals by level	$—	$57,669,341	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012